UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
THE FUNDS OF USAA TAX EXEMPT FUND, INC., SHORT-TERM FUND - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003

[LOGO OF USAA]
   USAA(R)

             USAA SHORT-TERM Fund

                                               [GRAPHIC OF USAA SHORT-TERM FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

   MESSAGE FROM THE PRESIDENT                                                2

   INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

   FINANCIAL INFORMATION

      Portfolio of Investments                                              16

      Notes to Portfolio of Investments                                     32

      Financial Statements                                                  33

      Notes to Financial Statements                                         36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION -
[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S
                                           SKILLED PROFESSIONALS MANAGING
                                                    YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception - an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

                                                         9/30/03            3/31/03
Net Assets                                           $1,366.4 Million   $1,254.3 Million
Net Asset Value Per Share                                 $10.89             $10.87
Tax-Exempt Dividends Per Share Last 12 Months             $0.318             $0.352
Capital Gain Distributions Per Share Last 12 Months         -                  -

                                                         9/30/03            3/31/03
Dollar-Weighted Average Portfolio Maturity              2.0 Years          2.0 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

      SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/03

3/31/03 TO 9/30/03                                  30-DAY SEC YIELD
     1.56%**                                              1.87%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2003

              TOTAL RETURN     =     DIVIDEND RETURN    +     PRICE CHANGE
10 YEARS         4.53%         =          4.36%         +         0.17%
5 YEARS          4.22%         =          4.05%         +         0.17%
1 YEAR           2.97%         =          2.97%         +         0.00%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2003

                     [CHART OF % RETURN]

                 TOTAL RETURN       DIVIDEND RETURN      CHANGE IN SHARE PRICE
                 ------------       ---------------      ---------------------
   09/30/1994       1.70%                4.22%                  -2.52%
   09/30/1995       6.41                 4.88                    1.53
   09/30/1996       4.51                 4.79                   -0.28
   09/30/1997       5.95                 4.72                    1.23
   09/30/1998       5.62                 4.69                    0.93
   09/30/1999       2.06                 4.47                   -2.41
   09/30/2000       4.51                 4.70                   -0.19
   09/30/2001       6.89                 4.51                    2.38
   09/30/2002       4.74                 3.63                    1.11
   09/30/2003       2.97                 2.97                    0.00

                        [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                12-MONTH DIVIDEND YIELD COMPARISON

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                         LIPPER SHORT MUNICIPAL
                USAA SHORT-TERM FUND       DEBT FUNDS AVERAGE
9/30/1994               4.30%                    3.81%
9/30/1995               4.65                     4.15
9/30/1996               4.71                     4.14
9/30/1997               4.54                     4.09
9/30/1998               4.52                     3.90
9/30/1999               4.55                     3.73
9/30/2000               4.61                     3.97
9/30/2001               4.29                     3.86
9/30/2002               3.48                     2.94
9/30/2003               2.92                     2.18

                          [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/94 TO 9/30/03.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                           CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS MUNICIPAL     USAA SHORT-TERM         LIPPER SHORT MUNICIPAL
                      BOND INDEX                 FUND                 DEBT FUNDS AVERAGE
              -------------------------     ---------------         ----------------------
Sep-93             $10000.00                  $10000.00                   $10000.00
Oct-93              10019.22                   10014.40                    10022.68
Nov-93               9930.77                   10013.89                    10027.28
Dec-93              10140.44                   10095.62                    10103.56
Jan-94              10256.30                   10157.90                    10160.21
Feb-94               9990.67                   10097.98                    10088.37
Mar-94               9583.76                    9989.57                    10002.56
Apr-94               9665.14                   10023.83                    10025.95
May-94               9748.79                   10061.49                    10063.76
Jun-94               9689.16                   10078.58                    10072.28
Jul-94               9866.90                   10141.33                    10134.48
Aug-94               9901.10                   10180.81                    10163.21
Sep-94               9755.85                   10170.16                    10148.93
Oct-94               9582.63                   10149.63                    10125.65
Nov-94               9409.12                   10120.19                    10079.26
Dec-94               9616.25                   10178.77                    10117.95
Jan-95               9891.21                   10279.16                    10190.86
Feb-95              10178.88                   10379.25                    10294.11
Mar-95              10295.86                   10440.20                    10355.16
Apr-95              10308.02                   10468.78                    10385.23
May-95              10636.94                   10603.55                    10496.83
Jun-95              10543.97                   10605.18                    10535.23
Jul-95              10643.72                   10687.34                    10598.89
Aug-95              10778.80                   10770.55                    10652.49
Sep-95              10846.90                   10822.42                    10678.88
Oct-95              11004.58                   10887.63                    10727.36
Nov-95              11187.41                   10962.25                    10792.56
Dec-95              11294.79                   11004.09                    10833.90
Jan-96              11380.13                   11060.63                    10904.88
Feb-96              11303.27                   11061.57                    10920.29
Mar-96              11158.87                   11048.79                    10899.90
Apr-96              11127.22                   11073.07                    10911.13
May-96              11122.98                   11095.15                    10934.85
Jun-96              11244.21                   11155.79                    10973.18
Jul-96              11345.94                   11210.88                    11019.18
Aug-96              11343.39                   11244.50                    11044.20
Sep-96              11501.92                   11310.04                    11101.30
Oct-96              11631.91                   11384.59                    11163.27
Nov-96              11844.98                   11468.94                    11234.66
Dec-96              11794.96                   11492.19                    11250.51
Jan-97              11817.28                   11524.66                    11288.29
Feb-97              11925.80                   11589.59                    11338.60
Mar-97              11766.70                   11567.88                    11304.83
Apr-97              11865.32                   11623.60                    11344.59
May-97              12043.92                   11700.84                    11415.33
Jun-97              12172.21                   11769.99                    11478.07
Jul-97              12509.33                   11903.66                    11577.43
Aug-97              12392.06                   11901.22                    11574.49
Sep-97              12539.00                   11982.94                    11639.67
Oct-97              12619.82                   12028.43                    11683.02
Nov-97              12694.14                   12082.30                    11718.68
Dec-97              12879.23                   12165.14                    11788.36
Jan-98              13012.04                   12232.06                    11850.10
Feb-98              13016.00                   12265.92                    11881.66
Mar-98              13027.58                   12302.13                    11906.95
Apr-98              12968.80                   12280.82                    11900.51
May-98              13173.96                   12382.77                    11980.74
Jun-98              13225.95                   12433.30                    12023.11
Jul-98              13259.02                   12468.95                    12061.94
Aug-98              13463.89                   12574.19                    12155.29
Sep-98              13631.74                   12656.78                    12223.38
Oct-98              13631.46                   12691.87                    12266.06
Nov-98              13679.22                   12718.48                    12286.77
Dec-98              13713.69                   12767.63                    12331.24
Jan-99              13876.74                   12824.27                    12401.20
Feb-99              13816.27                   12834.58                    12408.83
Mar-99              13835.20                   12850.21                    12426.14
Apr-99              13869.67                   12898.20                    12458.38
May-99              13789.42                   12894.09                    12459.56
Jun-99              13591.05                   12837.57                    12405.18
Jul-99              13640.50                   12882.99                    12446.91
Aug-99              13531.14                   12882.29                    12447.25
Sep-99              13536.79                   12917.52                    12481.59
Oct-99              13390.13                   12913.09                    12486.55
Nov-99              13532.55                   12976.97                    12527.08
Dec-99              13431.67                   12977.33                    12526.44
Jan-00              13373.18                   12965.70                    12525.03
Feb-00              13528.60                   13026.40                    12569.95
Mar-00              13824.18                   13113.18                    12631.25
Apr-00              13742.51                   13122.80                    12644.44
May-00              13671.02                   13142.64                    12659.42
Jun-00              14033.29                   13283.10                    12763.97
Jul-00              14228.55                   13385.00                    12847.49
Aug-00              14447.84                   13475.42                    12921.42
Sep-00              14372.67                   13500.35                    12948.42
Oct-00              14529.50                   13568.05                    13003.19
Nov-00              14639.43                   13620.49                    13044.60
Dec-00              15001.13                   13760.02                    13160.05
Jan-01              15149.77                   13903.51                    13289.17
Feb-01              15197.81                   13954.34                    13332.96
Mar-01              15334.01                   14029.22                    13405.39
Apr-01              15167.85                   14004.03                    13407.53
May-01              15331.18                   14107.90                    13505.03
Jun-01              15433.76                   14183.56                    13561.75
Jul-01              15662.37                   14288.26                    13641.54
Aug-01              15920.37                   14401.83                    13744.11
Sep-01              15866.96                   14430.67                    13783.48
Oct-01              16056.01                   14505.87                    13845.05
Nov-01              15920.65                   14472.13                    13818.93
Dec-01              15770.03                   14461.36                    13829.73
Jan-02              16043.57                   14558.66                    13918.09
Feb-02              16236.86                   14656.30                    13993.61
Mar-02              15918.67                   14535.67                    13881.40
Apr-02              16229.79                   14687.40                    14003.82
May-02              16328.42                   14733.70                    14059.62
Jun-02              16501.07                   14827.67                    14142.69
Jul-02              16713.29                   14924.24                    14215.63
Aug-02              16914.21                   15009.50                    14277.67
Sep-02              17284.67                   15117.35                    14341.56
Oct-02              16998.13                   15020.33                    14273.96
Nov-02              16927.49                   15048.63                    14303.19
Dec-02              17284.67                   15185.18                    14422.44
Jan-03              17240.87                   15210.60                    14448.32
Feb-03              17481.92                   15317.85                    14520.03
Mar-03              17492.37                   15326.09                    14508.78
Apr-03              17607.95                   15363.60                    14544.92
May-03              18020.23                   15486.97                    14629.25
Jun-03              17943.65                   15492.74                    14632.20
Jul-03              17315.76                   15355.98                    14550.87
Aug-03              17444.90                   15405.08                    14590.67
Sep-03              17957.79                   15565.77                    14702.60

                                      [END CHART]

                      DATA FROM 9/30/93 THROUGH 9/30/03.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper Short Municipal Debt Funds Average, an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                          LIPPER INDEX COMPARISON

                     [CHART OF LIPPER INDEX COMPARISON]

                      USAA SHORT-TERM              LIPPER SHORT MUNICIPAL
                           FUND                       DEBT FUNDS INDEX
                      ---------------              ----------------------
 12/1994                $10,000.00                       $10,000.00
  1/1995                 10,098.63                        10,077.00
  2/1995                 10,196.96                        10,165.00
  3/1995                 10,256.84                        10,226.00
  4/1995                 10,284.91                        10,249.00
  5/1995                 10,417.32                        10,348.00
  6/1995                 10,418.92                        10,383.00
  7/1995                 10,499.64                        10,445.00
  8/1995                 10,581.39                        10,495.00
  9/1995                 10,632.35                        10,513.00
 10/1995                 10,696.41                        10,569.00
 11/1995                 10,769.72                        10,630.00
 12/1995                 10,810.83                        10,674.00
  1/1996                 10,866.37                        10,742.00
  2/1996                 10,867.30                        10,756.00
  3/1996                 10,854.75                        10,720.01
  4/1996                 10,878.60                        10,730.77
  5/1996                 10,900.29                        10,754.40
  6/1996                 10,959.86                        10,794.66
  7/1996                 11,013.98                        10,849.06
  8/1996                 11,047.01                        10,870.92
  9/1996                 11,111.41                        10,923.38
 10/1996                 11,184.65                        10,986.01
 11/1996                 11,267.51                        11,054.68
 12/1996                 11,290.36                        11,072.04
  1/1997                 11,322.26                        11,114.12
  2/1997                 11,386.04                        11,161.51
  3/1997                 11,364.72                        11,141.65
  4/1997                 11,419.46                        11,180.08
  5/1997                 11,495.34                        11,246.79
  6/1997                 11,563.28                        11,306.75
  7/1997                 11,694.60                        11,394.83
  8/1997                 11,692.20                        11,397.04
  9/1997                 11,772.48                        11,460.41
 10/1997                 11,817.17                        11,502.86
 11/1997                 11,870.10                        11,539.21
 12/1997                 11,951.48                        11,605.68
  1/1998                 12,017.23                        11,666.28
  2/1998                 12,050.50                        11,697.79
  3/1998                 12,086.07                        11,727.56
  4/1998                 12,065.13                        11,729.40
  5/1998                 12,165.29                        11,799.63
  6/1998                 12,214.94                        11,841.28
  7/1998                 12,249.96                        11,881.85
  8/1998                 12,353.35                        11,963.56
  9/1998                 12,434.49                        12,022.00
 10/1998                 12,468.96                        12,066.66
 11/1998                 12,495.11                        12,092.91
 12/1998                 12,543.39                        12,137.11
  1/1999                 12,599.04                        12,201.30
  2/1999                 12,609.16                        12,216.96
  3/1999                 12,624.52                        12,240.52
  4/1999                 12,671.68                        12,274.15
  5/1999                 12,667.63                        12,280.78
  6/1999                 12,612.11                        12,248.99
  7/1999                 12,656.73                        12,291.95
  8/1999                 12,656.04                        12,299.72
  9/1999                 12,690.65                        12,332.77
 10/1999                 12,686.30                        12,340.93
 11/1999                 12,749.05                        12,383.81
 12/1999                 12,749.41                        12,388.79
  1/2000                 12,737.98                        12,397.09
  2/2000                 12,797.62                        12,439.54
  3/2000                 12,882.87                        12,498.78
  4/2000                 12,892.33                        12,515.78
  5/2000                 12,911.82                        12,536.65
  6/2000                 13,049.81                        12,630.90
  7/2000                 13,149.92                        12,705.91
  8/2000                 13,238.76                        12,776.00
  9/2000                 13,263.25                        12,805.60
 10/2000                 13,329.76                        12,861.56
 11/2000                 13,381.27                        12,905.86
 12/2000                 13,518.36                        13,000.76
  1/2001                 13,659.32                        13,112.27
  2/2001                 13,709.26                        13,156.24
  3/2001                 13,782.82                        13,222.31
  4/2001                 13,758.08                        13,233.50
  5/2001                 13,860.12                        13,320.09
  6/2001                 13,934.46                        13,372.49
  7/2001                 14,037.32                        13,446.18
  8/2001                 14,148.89                        13,533.30
  9/2001                 14,177.22                        13,564.83
 10/2001                 14,251.11                        13,625.92
 11/2001                 14,217.96                        13,613.35
 12/2001                 14,207.38                        13,623.40
  1/2002                 14,302.97                        13,700.32
  2/2002                 14,398.90                        13,768.00
  3/2002                 14,280.39                        13,690.42
  4/2002                 14,429.44                        13,791.31
  5/2002                 14,474.94                        13,836.54
  6/2002                 14,567.26                        13,905.20
  7/2002                 14,662.13                        13,971.52
  8/2002                 14,745.89                        14,024.24
  9/2002                 14,851.84                        14,082.78
 10/2002                 14,756.53                        14,016.92
 11/2002                 14,784.33                        14,048.70
 12/2002                 14,918.48                        14,150.97
  1/2003                 14,943.46                        14,181.77
  2/2003                 15,048.83                        14,254.50
  3/2003                 15,056.92                        14,245.10
  4/2003                 15,093.77                        14,276.21
  5/2003                 15,214.98                        14,358.18
  6/2003                 15,220.64                        14,371.18
  7/2003                 15,086.28                        14,311.52
  8/2003                 15,134.52                        14,344.79
  9/2003                 15,292.39                        14,438.88

                                [END CHART]

                    DATA FROM 12/30/94 THROUGH 9/30/03.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper index's inception on December 30, 1994.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]                       [PHOTO OF REGINA G. SHAFER]

CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE PERIOD FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 Your USAA Short-Term Fund provided a total return of 1.56% versus an average of 1.31% for the 55 funds in the Lipper Short Municipal Debt Funds Average for the six-month period ended September 30, 2003. This compares to a 2.66% return for the Lehman Brothers Municipal Bond Index and a 1.36% return for the Lipper Short Municipal Debt Funds Index.

                 The Fund's tax-exempt net investment income dividends over the prior 12 months produced a dividend yield of 2.92%, well above the 2.18% Lipper average.

                 REFER TO PAGES 8-9 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF SEPTEMBER 30, 2003. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, PRESERVATION, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                          * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 4 STARS IN THE MUNICIPAL SHORT-TERM BOND FUND
                            CATEGORY (83 FUNDS IN CATEGORY) AS OF
                                    SEPTEMBER 30, 2003.

                 With respect to the municipal short-term bond funds, the USAA Short-Term Fund received a Morningstar Rating of 3 stars for the three-year period among 83 funds and 4 stars for the five- and 10-year periods among 72 and 30 funds, respectively, through September 30, 2003.

                [LOGO OF         [LOGO OF           [LOGO OF        [LOGO OF
             LIPPER LEADER]   LIPPER LEADER]     LIPPER LEADER]   LIPPER LEADER]
              TOTAL RETURN   CONSISTENT RETURN    PRESERVATION    TAX EFFICIENCY

                 The Fund also ranked No. 1 in 10-year total return within the Lipper Short Municipal Debt Funds Average and is listed as a Lipper Leader for total return, consistent return, preservation, and tax efficiency for the three-year period ending September 30, 2003.

                 THE USAA SHORT-TERM FUND IN LIPPER'S SHORT MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 38 FUNDS, FOR 5 YEARS AMONG 35 FUNDS, AND FOR 10 YEARS AMONG 15 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 37 FUNDS, FOR 5 YEARS AMONG 34 FUNDS, AND FOR 10 YEARS AMONG 12 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 3,702 FIXED-INCOME FUNDS, FOR 5 YEARS AMONG 3,142 FIXED-INCOME FUNDS, AND FOR 10 YEARS AMONG 1,435 FIXED-INCOME FUNDS FOR PRESERVATION; FOR 3 YEARS AMONG 38 FUNDS, FOR 5 YEARS AMONG 35 FUNDS, AND FOR 10 YEARS AMONG 15 FUNDS FOR TAX EFFICIENCY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

                 The Federal Reserve Board (the Fed) eased short-term taxable interest rates to 1%. The cut was the 13th since early 2001 for a total of 5.5%. Money market yields fell below 1% -- their lowest levels since the 1950s.

                 At the beginning of the period, investors were concerned about the possibility of deflation. Later, market expectations swung the other way as investors worried that monetary stimulus and tax cuts would overheat the economy. Currently, the general consensus is for sure and steady growth. Inflation is expected to remain under wraps.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

                 In a bond fund, the volatility of the share price is usually measured by the degree of interest-rate sensitivity of its bond portfolio. Remember, when rates fall, the price of a bond rises and, conversely, when interest rates rise, the price of a bond falls.

                 Interest rates were volatile during the period, with the yield on five-year tax-exempt bonds fluctuating nearly 1%. However, the Fund's share price ended the six-month period just about where it started: It started the period at $10.87 and ended at $10.89.

                 We attempt to manage interest-rate volatility by purchasing variable-rate demand notes (VRDNs). They possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. Because their price remains at par despite fluctuations in interest rates, VRDNs can help reduce the share-price volatility. We use VRDNs, especially in volatile times, as part of an overall strategy to manage risk.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 We continue to keep the Fund's dollar-weighted average portfolio maturity at two years. Given current market conditions, we feel this represents a balance between yield on tax-exempt income and interest-rate risk. The Fund is diversified, with more than 250 issues that USAA's team of seasoned credit analysts monitors.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 Until the economic recovery takes hold, short-term rates are likely to remain low. Although the market will continue to be volatile, we believe that our income orientation will pay off for shareholders. When interest rates do begin to rise, we will strive to optimize the dividend yield of the Fund without taking undue risk.

TAXABLE EQUIVALENT YIELDS

To match the USAA Short-Term Fund's closing 30-day SEC yield
of 1.87%, and assuming marginal federal tax rates of:           25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                             2.49%    2.60%    2.79%    2.88%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 INDUSTRIES
                  (% of Net Assets)

Electric Utilities                             17.6%

Hospital                                       11.8%

General Obligation                              8.4%

Nursing/CCRC                                    6.5%

Special Assessment/Tax/Fee                      6.2%

Education                                       5.9%

Multifamily Housing                             5.7%

Community Service                               4.4%

Escrowed/Prerefunded Bonds                      3.6%

Electric/Gas Utility                            3.1%

 . . . C O N T I N U E D
========================--------------------------------------------------------

       PORTFOLIO RATINGS MIX
              9/30/03

[PIE CHART OF PORTFOLIO RATINGS MIX]

ST1/ST2                          35%
AAA                              20%
BBB                              17%
A                                16%
AA                               10%
BB                                2%

        [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.9%, 1.5%, and 0.7%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)    Escrowed to final maturity.
                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation
                 CP       Commercial Paper
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 IDB      Industrial Development Board
                 IDC      Industrial Development Corp.
                 IDRB     Industrial Development Revenue Bond
                 ISD      Independent School District
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RB       Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (40.2%)

              ALABAMA (0.1%)
$   1,000     Prattville Industrial Development PCRB,
                Series 1998                                           4.90%      9/01/2008     $  1,065

              ALASKA (0.4%)
    6,500     North Slope Borough GO, Series 1998A (INS)              4.60(a)    6/30/2008        5,734

              ARIZONA (1.2%)
    2,180     Maricopa County Hospital RB,
                Series 1997                                           5.35       4/01/2004        2,214
    3,685     Prescott Health Care Facility IDA RB,
                Series 2001                                           4.50      10/17/2006        3,853
   10,000     Transportation Board RB, Series 2002                    5.00      12/15/2005       10,830

              CALIFORNIA (0.5%)
    6,000     Sacramento Municipal Utility District
                Electric RB, Series 2003R (INS)                       5.00       8/15/2012        6,708

              COLORADO (0.7%)
    5,000     Adams County IDRB, Series 1983                          4.95      12/01/2003        5,002
              Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                          5.13      12/01/2006        1,255
    1,250       Series 1998A                                          5.25      12/01/2007        1,336
    1,250       Series 1998A                                          5.25      12/01/2008        1,333
      175       Series 2001A                                          5.00      12/01/2004          180
      150       Series 2001A                                          5.25      12/01/2006          160
      370       Series 2001A                                          5.25      12/01/2007          395

              CONNECTICUT (0.2%)
              Mashantucket (Western) Pequot Tribe RB,
    1,235       Series 1996A (ETM)(c)                                 6.50       9/01/2006        1,416
    1,265       Series 1996A(c)                                       6.50       9/01/2006        1,405

              DISTRICT OF COLUMBIA (0.1%)
    1,610     Hospital RB, Series 1996A (ETM)(INS)                    5.50       8/15/2004        1,672

              HAWAII (0.4%)
    4,720     Honolulu GO, Series 1999C (INS)                         5.00       7/01/2008        5,303

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              IDAHO (0.3%)
              Health Facilities Auth. RB,
$     810       Series 1998                                           4.65%      5/01/2005     $    839
      860       Series 1998                                           5.38       5/01/2006          924
      950       Series 1998                                           5.38       5/01/2007        1,031
    1,005       Series 1998                                           5.38       5/01/2008        1,095

              ILLINOIS (3.5%)
   20,000     Chicago Board of Education GO,
                Series 1999A (INS)                                    4.50(a)   12/01/2009       16,593
    2,515     Chicago Special Assessment Improvement
                Bond, Series 2002                                     6.13      12/01/2012        2,513
   16,265     Chicago Water RB, Series 1997 (INS)                     5.00(a)   11/01/2005       15,796
              Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)               4.38      10/01/2006          975
      990       Series 2001 (Decatur Memorial Hospital)               4.50      10/01/2007        1,055
      945       Series 2001A (Edward Hospital) (INS)                  4.10       2/15/2006        1,002
    1,925       Series 2001A (Edward Hospital) (INS)                  4.20       2/15/2007        2,066
    2,000       Series 2001A (Edward Hospital) (INS)                  4.25       2/15/2008        2,157
    1,195       Series 2001A (Edward Hospital) (INS)                  5.00       2/15/2009        1,327
    4,601     Sangamon County RB (MLO)
                (acquired 6/29/1999; cost $4,601)(b)                  5.05      12/15/2005        4,745

              INDIANA (0.2%)
    3,000     Health Facility Financing Auth. RB,
                Series 1999A (INS)                                    5.00      11/01/2009        3,354

              IOWA (0.4%)
    4,850     Clinton Refunding IDRB, Series 2000                     5.80      11/01/2005        5,267

              LOUISIANA (1.8%)
    3,600     Calcasieu Parish IDB RB, Series 2001                    4.80      12/01/2006        3,860
              Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                                     4.80(a)    9/01/2007        2,912
    2,090       Series 1998 (INS)                                     4.90(a)    3/01/2008        1,868
    2,600     Lake Charles Harbor and Terminal
                District RB, Series 1990                              5.50       5/01/2006        2,616
              Plaquemines Port, Harbor and Terminal
                District RB,
    5,250       Series 1985B                                          5.00       9/01/2007        5,115
    8,000       Series 1985C                                          5.00       9/01/2007        7,794

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              MARYLAND (1.1%)
$  14,400     Health and Higher Education Facilities
                Auth. RB (MLO), Series 2003C
                (acquired 3/05/2003; cost $14,400)(b)                 5.00%      2/01/2013     $ 15,230

              MASSACHUSETTS (2.1%)
              Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                                    5.00       7/01/2006        3,711
    3,645       Series 1998B (INS)                                    5.25       7/01/2007        4,003
    1,640       Series 1998B (INS)                                    5.25       7/01/2008        1,813
              Port Auth. RB,
    1,540       Series 2003A (INS)                                    5.00       7/01/2010        1,732
    1,230       Series 2003A (INS)                                    5.00       7/01/2012        1,375
              State GO,
   12,575       Series 2000B (ETM)                                    5.50       6/01/2008       14,407
    1,425       Series 2000B                                          5.50       6/01/2008        1,624

              MICHIGAN (0.8%)
      285     Hospital Finance Auth. RB, Central
                Michigan Hospital, Series 1996                        5.80      10/01/2003          285
              Hospital Finance Auth. RB, Genesys
                Health System Medical Center,
    2,500       Series 1998A (ETM)                                    5.50      10/01/2006        2,797
    1,500       Series 1998A (ETM)                                    5.50      10/01/2007        1,712
    1,000       Series 1998A (ETM)                                    5.50      10/01/2008        1,156
    4,300     Wayne County COP (INS)                                  5.63       5/01/2011        4,846

              MINNESOTA (0.5%)
              St. Paul Housing and Redevelopment
                Auth. Hospital RB,
      675       Series 1997A                                          5.00      11/01/2003          675
    1,410       Series 1997A                                          5.10      11/01/2004        1,407
    1,485       Series 1997A                                          5.20      11/01/2005        1,480
    1,560       Series 1997A                                          5.30      11/01/2006        1,552
    1,645       Series 1997A                                          5.35      11/01/2007        1,628

              MISSISSIPPI (2.9%)
   13,000     Adams County PCRB, Series 1994A                         5.50      12/01/2005       13,718
    5,535     Hospital Equipment and Facilities Auth. RB,
                Series 2000                                           5.75      12/01/2005        5,559

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              Jones County Hospital RB,
$   1,000       Series 1997                                           5.00%     12/01/2005     $  1,046
    1,050       Series 1997                                           5.00      12/01/2006        1,114
    1,105       Series 1997                                           5.10      12/01/2007        1,176
    1,155       Series 1997                                           5.20      12/01/2008        1,216
   13,960     Lafayette County Hospital RB,
                Series 1997                                           5.50       3/01/2009       15,365
      200     Lincoln County Hospital RB,
                Series 1998A (INS)                                    5.00       4/01/2004          203

              MISSOURI (0.7%)
    9,000     Kansas City IDA PCRB, Series 2002                       4.50       4/01/2006        9,471

              MONTANA (0.1%)
      838     State Lottery Commission (MLO),
                No. 169 (acquired 5/05/1999; cost $847)(b)            5.12       4/29/2004          844

              NEBRASKA (0.3%)
              Investment Finance Auth. Hospital RB,
      465       Series 1997 (INS)                                     4.90      11/15/2005          497
      440       Series 1997 (INS)                                     5.00      11/15/2006          481
      410       Series 1997 (INS)                                     5.00      11/15/2007          453
      505       Series 1997 (INS)                                     5.05      11/15/2008          555
    2,570     O'Neil IDRB, Series 2001                                4.80       5/01/2009        2,737

              NEW YORK (9.2%)
    4,680     Albany IDA RB, Series 2002A                             5.25       7/01/2008        5,019
    7,000     Convention Center Operating Corp. COP                   5.25       6/01/2008        7,009
              Dormitory Auth. RB, Community
                Enhancement Facilities,
    1,675       Series 1999B                                          4.00       4/01/2005        1,742
    1,740       Series 1999B                                          4.00       4/01/2006        1,841
    5,000     Dormitory Auth. RB, Good Samaritan
                Hospital, Series 1998A (INS)                          5.50       7/01/2009        5,805
   20,360     Long Island Power Auth. RB,
                Series 2000A (INS)                                    5.15(a)    6/01/2006       19,608
   10,000     Nassau County Interim Finance Auth.
                Refunding Bonds, Series 2003B (INS)                   4.00      11/15/2008       10,815
              New York City GO,
    4,900       Series 1998F                                          5.50       8/01/2006        5,378
    6,420       Series 1998F                                          5.50       8/01/2007        7,151

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$   5,815       Series 1999F                                          4.88%      8/01/2010     $  6,255
    3,000       Series 1999H                                          5.00       3/15/2008        3,286
    3,750       Series 2001A                                          5.00       5/15/2007        4,095
    3,940       Series 2001A                                          5.00       5/15/2008        4,320
              New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                                    5.00       8/15/2008        2,440
    7,850       Series 1999A                                          5.00       8/15/2008        8,824
              Thruway Auth. Highway and Bridge Trust
                Fund Bonds,
   10,000       Series 1999B (INS)                                    5.00       4/01/2008       11,210
    7,650       Series 2000B (INS)                                    5.50       4/01/2008        8,739
    9,500     Tobacco Settlement Financing Corp. RB,
                Series 2003A-1                                        5.00       6/01/2010       10,256
    2,015     Ulster County IDA RB, Series 1999 (LOC)                 5.20      11/15/2009        2,212

              OHIO (0.3%)
              Franklin County Health Care Facilities RB,
      500       Series 1997                                           5.00       7/01/2004          508
    1,425       Series 1997                                           5.00       7/01/2005        1,474
    1,000       Series 1997                                           5.10       7/01/2006        1,049
      475       Series 1997                                           5.15       7/01/2007          499
      600       Series 1997                                           5.25       7/01/2008          631

              OKLAHOMA (0.6%)
              Holdenville Industrial Auth. RB,
    1,380       Series 1995 (ETM)                                     6.15       7/01/2004        1,433
      510       Series 1995 (ETM)                                     6.35       7/01/2006          578
    6,000     State GO, Series 2003A (INS)                            5.00       7/15/2010        6,793

              PENNSYLVANIA (0.6%)
    4,400     East Hempfield Township IDA RB,
                Series 1985                                           5.25      12/01/2005        4,525
    3,990     Hampden IDA RB, Series 1999                             4.70       1/01/2007        4,319

              PUERTO RICO (0.4%)
    5,000     Electric Power Auth. RB, Series 1997AA                  5.00       7/01/2004        5,142

              SOUTH DAKOTA (0.2%)
    2,050     Sioux Falls Health Care Facilities RB,
                Series 2001                                           4.50      10/01/2006        2,178

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              TENNESSEE (0.2%)
$   2,255     Springfield Hospital RB, Series 1998                    4.90%      8/01/2008     $  2,275

              TEXAS (9.1%)
    3,210     Affordable Housing Corp. RB,
                Series 2002A (INS)                                    4.05       9/01/2007        3,403
    3,235     Austin Higher Education Auth. RB,
                Series 1998                                           4.80       8/01/2009        3,423
              Bexar County Limited Tax GO,
    1,800       Series 1999                                           4.35(a)    6/15/2006        1,713
    3,355       Series 1999                                           4.45(a)    6/15/2007        3,085
    5,000     Bexar Metropolitan Water District CP (LOC)              1.15      10/09/2003        5,000
   10,000     Bexar Metropolitan Water District CP (LOC)              1.05      10/09/2003       10,000
              Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                                   4.31(a)    2/15/2007        1,950
    2,095       Series 2001A (NBGA)                                   4.42(a)    2/15/2008        1,872
   13,100     Gulf Coast Waste Disposal Auth. RB,
                Series 2001                                           4.20      11/01/2006       13,746
      750     Harlandale ISD School Refunding Bonds,
                Series 2000 (NBGA)                                    5.10(a)    8/15/2008          659
              Harrison County Health Facilities
                Development Corp. RB,
    1,010       Series 1998 (INS)                                     4.80       1/01/2006        1,072
    1,055       Series 1998 (INS)                                     4.80       1/01/2007        1,134
    1,110       Series 1998 (INS)                                     4.90       1/01/2008        1,203
    3,000     Houston ISD GO, Series 1999A                            4.55(a)    2/15/2009        2,550
              Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                                    4.85(a)    9/15/2007        3,559
    3,885       Series 1998A (INS)                                    4.90(a)    9/15/2008        3,408
    4,805       Series 1998B (INS)                                    4.85(a)    9/15/2007        4,402
    5,260       Series 1998B (INS)                                    4.90(a)    9/15/2008        4,614
    3,495     Lewisville RB, Series 1998 (INS)                        5.00       9/01/2010        3,759
    8,150     Plano ISD GO, Series 2001 (NBGA)                        4.42(a)    2/15/2008        7,284
   20,000     Public Finance Auth. RB, Series 2003A (INS)             5.00      12/15/2008       22,575
   15,000     Turnpike Auth. RB, Series 2002                          5.00       6/01/2008       16,801
      845     Water Resources Finance Auth. RB,
                Series 1999 (INS)                                     4.50       8/15/2007          868
              Wylie ISD GO,
    1,580       Series 2001 (ETM)(NBGA)                               4.29(a)    8/15/2007        1,456
      800       Series 2001 (NBGA)                                    4.29(a)    8/15/2007          734
      710       Series 2001 (ETM)(NBGA)                               4.40(a)    8/15/2008          627

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$     675       Series 2001 (NBGA)                                    4.40%(a)   8/15/2008     $    594
    1,225       Series 2001 (ETM)(NBGA)                               4.50(a)    8/15/2009        1,030
    2,155       Series 2001 (NBGA)                                    4.50(a)    8/15/2009        1,804

              VIRGINIA (0.7%)
    3,000     Chesterfield County IDA PCRB,
                Series 1987C                                          4.95      12/01/2007        3,195
              Halifax County IDA Hospital RB,
    1,100       Series 1998                                           4.50       9/01/2005        1,124
      600       Series 1998                                           4.65       9/01/2007          613
      500       Series 1998                                           4.75       9/01/2008          511
              Newport News IDA IDRB,
    1,650       Series 2000                                           5.50       9/01/2006        1,841
    2,000       Series 2000                                           5.50       9/01/2008        2,304

              WISCONSIN (0.6%)
              Health and Educational Facilities Auth. RB,
      410       Series 1997                                           5.10      12/15/2005          414
      430       Series 1997                                           5.20      12/15/2006          433
      455       Series 1997                                           5.25      12/15/2007          457
      475       Series 1997                                           5.30      12/15/2008          477
    6,885     Kenosha GO, Series 1998B (INS)                          4.50(a)   10/15/2008        6,022
                                                                                               --------
              Total fixed-rate instruments (cost: $521,134)                                     549,758
                                                                                               --------

              PUT BONDS (25.7%)

              ARIZONA (0.5%)
    6,630     Maricopa County PCRB, Series 1994F                      1.75       5/01/2029        6,637

              CALIFORNIA (1.7%)
    6,440     Fresno MFH RB, Series 1997A                             4.88       1/01/2028        6,755
              Statewide Communities Development Auth. RB,
    5,000       Series 1999F                                          5.30       6/01/2029        5,331
    7,000       Series 2002D                                          4.35      11/01/2036        7,415
    3,380     Woodland MFH RB, Series 1994A                           6.05      12/01/2024        3,392

              DISTRICT OF COLUMBIA (1.5%)
   20,000     MedStar Health, Inc. RB, Series 2001A                   6.40       8/15/2031       20,216

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              FLORIDA (1.0%)
$   8,500     Miami Beach Health Facilities Auth. RB,
                Series 2001B                                          5.50%     11/15/2035     $  8,307
    3,000     Miami-Dade County School Board COP,
                Series 2003A (INS)                                    5.00       8/01/2027        3,346
    2,500     Univ. Athletic Association, Inc. RB,
                Series 2001 (LOC)                                     2.80      10/01/2031        2,532

              ILLINOIS (0.9%)
   12,000     Educational Facilities Auth. RB,
                Series 2000A                                          3.65       3/01/2034       12,047

              INDIANA (1.3%)
   10,000     Development Finance Auth. PCRB,
                Series 1998A                                          4.75       3/01/2025       10,391
    7,500     Rockport PCRB, Series 2002A                             4.90       6/01/2025        7,808

              KANSAS (0.7%)
   10,000     Burlington Environmental Improvement RB,
                Series 1998C                                          2.25      10/01/2017       10,006

              LOUISIANA (1.8%)
    5,000     Offshore Terminal Auth. RB, Series 2001                 2.15      10/01/2021        5,035
   19,860     St. Charles Parish PCRB, Series 1999C                   5.35      10/01/2029       19,862

              MASSACHUSETTS (0.8%)
   10,330     Health and Educational Facilities Auth. RB,
                Series A (LOC)                                        4.50      10/01/2026       10,905

              MICHIGAN (0.8%)
              Hospital Finance Auth. RB,
    5,000       Series 1999A                                          5.30      11/15/2033        5,585
    5,000       Series 1999A                                          5.20      11/15/2033        5,397

              NEW YORK (0.7%)
    9,400     Brookhaven IDA RB, Series 2001                          4.38      11/01/2031        9,794

              OHIO (2.7%)
    2,015     Allen County Economic Development RB,
                Series 1998 (LOC)                                     3.00       4/15/2018        2,054

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$   5,000     Mahoning County Healthcare Facilities RB,
                Series 2002 (LOC)                                     4.00%      4/01/2022     $  5,125
              Water Development Auth. PCRB,
    4,000       Series 1998A                                          3.40      10/01/2030        3,988
   10,000       Series 1999A                                          2.25       6/01/2033        9,871
    7,500       Series 1999B                                          4.50       9/01/2033        7,535
    7,500     Water Development Auth. RB, Series 1986B                2.00      11/01/2015        7,571

              OKLAHOMA (1.1%)
   15,000     Development Finance Auth. PCRB,
                Series 1999                                           4.88       6/01/2014       15,190

              PENNSYLVANIA (0.8%)
    5,000     Beaver County IDA PCRB, Series 1999A                    4.65       6/01/2033        5,030
    5,200     Derry Township Industrial and Commercial
                Development Auth. RB, Series 2000A (LOC)              4.88      11/01/2030        5,441

              SOUTH DAKOTA (0.6%)
    7,620     Rapid City Health Facility RB,
                Series 2001                                           4.50      11/01/2021        8,093

              TEXAS (5.6%)
    1,700     Brazos Harbor IDC RB, Series 1986                       1.20       8/01/2004        1,700
              Brazos River Harbor Navigation RB,
    8,500       Series 1991A                                          1.30      10/01/2011        8,500
   15,000       Series 2002B-2                                        4.75       5/15/2033       15,842
    1,635     Denton ISD Bonds GO, Series 2000 (NBGA)                 3.45       8/01/2030        1,647
              Lewisville RB,
    7,585       Series 1996 (PRE)(LOC)                                5.00       5/01/2021        8,186
    3,000       Series 2001 (LOC)                                     4.13       5/01/2031        3,179
   25,000     Matagorda County Navigation District 1
                PCRB, Series 1999A                                    3.75       5/01/2030       25,017
   13,000     Sabine River Auth. PCRB, Series 2001C                   4.00       5/01/2028       13,015

              VIRGINIA (2.1%)
   10,000     Henrico County Economic Development
                Auth. RB, Series 2000 (PRE)                           5.75      11/15/2030       10,525
              Louisa IDA PCRB,
    4,000       Series 1984                                           1.20      12/01/2008        4,000
    4,000       Series 1984                                           1.18      12/01/2008        4,000
    9,800     Prince William County IDA RB,
                Series 1986                                           1.17       8/01/2016        9,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              WYOMING (1.1%)
$  15,000     Lincoln County PCRB, Series 1991                        3.40%      1/01/2016     $ 14,811
                                                                                               --------
              Total put bonds (cost: $343,941)                                                  350,881
                                                                                               --------

              VARIABLE-RATE DEMAND NOTES (33.0%)

              ALABAMA (1.8%)
   24,800     McIntosh IDRB, Series 1998D                             1.20       7/01/2028       24,800

              ARKANSAS (0.4%)
    5,175     Texarkana IDRB, Series 1991                             2.32       3/01/2021        5,175

              CALIFORNIA (1.9%)
    1,500     Association of Bay Area Governments
                Finance Auth. RB, Series 2002 (LOC)                   1.22      11/15/2031        1,500
      800     Irvine Improvement Bonds, Assessment
                District 87-8 (LOC)                                   1.20       9/02/2024          800
              Irvine Public Facilities and Infrastructure
                Auth. RB (MLO),
   20,400       Series 1985 (LOC)                                     1.15      11/01/2010       20,400
    3,590       Series 1987 (LOC)                                     1.15      11/01/2010        3,590

              COLORADO (1.7%)
              Colorado Springs RB,
    2,000       Series 2003 (LOC)                                     1.15       3/15/2023        2,000
    3,150       Series 2003                                           1.10       6/01/2023        3,150
    8,250     Denver City and County MFH RB,
                Series 1989 (LOC)                                     1.25      12/15/2014        8,250
    8,380     Palomino Park Public Improvements Corp. RB,
                Series 1995 (LOC)                                     1.85      12/01/2035        8,380
    2,100     Postsecondary Educational Facilities Auth. RB,
                Series 1996 (LOC)                                     1.25       6/01/2011        2,100

              CONNECTICUT (0.1%)
    1,125     Development Auth. IDRB, Series 1984 (LOC)               2.95      12/01/2004        1,125

              DELAWARE (1.2%)
    6,600     Economic Development Auth. IDA RB,
                Series 1984                                           1.25      12/01/2014        6,600
   10,000     Economic Development Auth. RB,
                Series 1999A                                          1.35       7/01/2024       10,000

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              FLORIDA (3.2%)
$   2,680     Alachua County Health Facilities Auth. RB,
                Series 2002A (LOC)                                    1.20%     10/01/2032     $  2,680
   17,000     Broward County Health Facilities Auth. RB,
                Series 2002 (LIQ)(INS)                                1.28       9/01/2032       17,000
    8,565     Housing Finance Agency MFH RB,
                Series 1991E (LOC)                                    1.20      10/01/2005        8,565
              Lee Memorial Health System Hospital RB,
   11,350       Series 1995A                                          1.22       4/01/2025       11,350
    4,200       Series 1997B                                          1.22       4/01/2027        4,200

              IDAHO (0.7%)
   10,000     American Falls Reservoir District RB,
                Series 2000                                           2.50       2/01/2025       10,000

              ILLINOIS (2.0%)
    1,400     Health Facilities Auth. RB, Series 2002 (LOC)           1.20      11/15/2027        1,400
   18,810     Kane, McHenry, Cook, and DeKalb
                Counties GO, Series 2000A,
                Series ZTC-7 Certificates (LIQ)(INS)(c)               1.28      12/01/2019       18,810
    6,180     Naperville IDRB, Series 1992                            1.50      12/01/2012        6,180
      400     West Frankfort Commercial
                Redevelopment RB                                      6.59       4/01/2007          400

              INDIANA (0.4%)
    2,045     Huntington Economic Development RB,
                Series 1998 (LOC)                                     1.25      12/01/2025        2,045
    2,900     St. Joseph County Economic Development RB,
                Series 2002 (LOC)                                     1.25       6/01/2022        2,900

              IOWA (2.1%)
    2,400     Cedar Rapids PCRB, Series 1991                          2.35      11/01/2003        2,400
              Chillicothe PCRB,
    5,300       Series 1991                                           2.35      11/01/2010        5,300
    2,400       Series 1992A                                          2.35       3/01/2010        2,400
              Finance Auth. RB,
    4,175       Series 1999 (LOC)                                     1.25       2/01/2019        4,175
    8,100       Series 2003 (LOC)                                     1.25       6/01/2033        8,100
    5,865     Storm Lake Higher Education Facilities RB,
                Series 2000 (LIQ)                                     1.25      11/01/2015        5,865

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              KENTUCKY (0.1%)
$   1,975     Middletown RB, Series 1999 (LOC)                        1.25%      7/01/2012     $  1,975

              LOUISIANA (0.6%)
    1,100     Caddo Parish IDB RB, Series 1992                        1.50       5/01/2004        1,100
    7,700     West Baton Rouge Parish Industrial
                District No. 3 RB, Series 1994B                       1.50      12/01/2016        7,700

              MICHIGAN (0.5%)
    7,300     Job Development Auth. PCRB,
                Series 1985 (LOC)                                     3.52      10/01/2008        7,300

              MINNESOTA (3.9%)
    3,400     Mankato PCRB, Series 1985                               5.35       3/01/2011        3,400
              Minneapolis MFH RB,
   14,000       Series 1995 (Hennepin Crossing) (NBGA)                1.50      12/01/2030       14,000
    8,510       Series 1995 (Laurel Curve) (NBGA)                     1.50      12/01/2030        8,510
    4,470       Series 1995 (Swinford) (NBGA)                         1.50      12/01/2030        4,470
    6,930       Series 1995 (The McNair) (NBGA)                       1.50      12/01/2030        6,930
    6,000       Series 1995 (Wilson Park Towers) (NBGA)               1.50      12/01/2030        6,000
    4,850     Red Wing PCRB, Series 1985                              5.35       3/01/2011        4,850
    4,450     St. Paul Housing and Redevelopment Auth. RB,
                Series 2001 (LOC)                                     1.15       2/01/2026        4,450

              MISSOURI (1.1%)
    5,845     Branson Creek Community Improvement
                District Special Assessment Bonds,
                Series 2002 (LOC)                                     1.35       3/01/2022        5,845
              Health and Educational Facilities Auth. RB,
    9,465       Series 1999A (LOC)                                    1.25       8/15/2024        9,465
      300       Series 2002 (LOC)                                     1.25      11/01/2027          300

              NEW JERSEY (0.9%)
   12,000     Economic Development Auth. RB,
                Series 1998 (LOC)                                     1.20      12/01/2007       12,000

              NEW MEXICO (1.6%)
   21,865     Albuquerque Educational Facilities RB,
                Series 2002 (LOC)                                     1.15      10/15/2016       21,865

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              NEW YORK (0.6%)
$   1,800     New York City Housing Development Corp.
                MFH RB, Series 1993A (LOC)                            1.19%      1/01/2023     $  1,800
    4,625     New York City IDA Civic Facility RB,
                Series 2000 (LOC)                                     1.10       9/30/2031        4,625
    1,400     New York City Transitional Finance Auth. RB,
                Fiscal 2003 Series D, Series
                ZTC-55 Certificates (LIQ)(INS)(c)                     1.18       2/01/2019        1,400

              NORTH CAROLINA (0.1%)
    1,100     Medical Care Commission RB,
                Series 1996B (LIQ)(INS)                               1.33      11/15/2009        1,100

              OHIO (1.9%)
              Air Quality Development Auth. RB,
    8,000       Series 1995A                                          1.50       9/01/2030        8,000
    9,700       Series 1995B                                          1.45       9/01/2030        9,700
    8,000     Marion County RB, Series 2002 (LOC)                     1.58       9/01/2024        8,000

              PENNSYLVANIA (1.8%)
    9,000     Berks County IDA RB, Series 1982 (NBGA)                 1.95       7/01/2016        9,000
   16,100     Montgomery County IDA RB,
                Series 2002 (LIQ)(INS)                                1.33      11/15/2029       16,100

              SOUTH DAKOTA (0.2%)
    3,000     Lawrence County PCRB, Series 1997B (LOC)                1.20       7/01/2032        3,000

              TENNESSEE (0.3%)
    3,500     Hamilton County IDRB, Series 1985 (LOC)                 3.85      11/01/2005        3,500

              TEXAS (0.5%)
    7,115     Austin Higher Education Auth. RB,
                Series 2000 (LOC)                                     1.20       4/01/2025        7,115

              VIRGINIA (1.7%)
    4,100     Loudoun County IDA RB, Series 2003A                     1.15       2/15/2038        4,100
    5,400     Peninsula Ports Auth. Coal Terminal RB,
                Series 1987D (LOC)                                    1.20       7/01/2016        5,400
   13,800     Richmond IDA RB, Series 2001 (LOC)                      1.23      12/01/2031       13,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              WISCONSIN (0.5%)
$   6,700     Sheboygan PCRB, Series 1984                             1.60%      8/01/2014   $    6,700

              WYOMING (1.2%)
   12,485     Converse County PCRB, Series 1992                       2.25       7/01/2006       12,485
    3,200     Sweetwater County PCRB, Series 1992A                    2.25       4/01/2005        3,200
                                                                                             ----------
              Total variable-rate demand notes (cost: $450,825)                                 450,825
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,315,900)                                           $1,351,464
                                                                                             ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Illiquid security valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors, and deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at September 30, 2003, was $20,819,000, which represented 1.5% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $1,315,900)          $1,351,464
   Cash                                                                                     1,556
   Receivables:
      Capital shares sold                                                                   1,060
      Interest                                                                             10,309
      Securities sold                                                                      10,530
                                                                                       ----------
         Total assets                                                                   1,374,919
                                                                                       ----------

LIABILITIES

   Payables:
      Securities purchased                                                                  7,075
      Capital shares redeemed                                                                 474
      Dividends on capital shares                                                             515
   Accrued management fees                                                                    409
   Accrued transfer agent's fees                                                               43
   Other accrued expenses and payables                                                         27
                                                                                       ----------
         Total liabilities                                                                  8,543
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $1,366,376
                                                                                       ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                     $1,332,202
   Accumulated net realized loss on investments                                            (1,390)
   Net unrealized appreciation of investments                                              35,564
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $1,366,376
                                                                                       ==========
   Capital shares outstanding                                                             125,478
                                                                                       ==========
   Authorized shares of $.01 par value                                                    190,000
                                                                                       ==========
   Net asset value, redemption price, and offering price per share                     $    10.89
                                                                                       ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                                     $21,492
                                                                                       -------

EXPENSES

   Management fees                                                                       2,114
   Administrative and servicing fees                                                       978
   Transfer agent's fees                                                                   263
   Custodian's fees                                                                        140
   Postage                                                                                  19
   Shareholder reporting fees                                                               21
   Directors' fees                                                                           4
   Registration fees                                                                        91
   Professional fees                                                                        17
   Other                                                                                     8
                                                                                       -------
      Total expenses                                                                     3,655
   Expenses paid indirectly                                                                 (4)
                                                                                       -------
      Net expenses                                                                       3,651
                                                                                       -------
NET INVESTMENT INCOME                                                                   17,841
                                                                                       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                                                      (484)

   Change in net unrealized appreciation/depreciation                                    3,160
                                                                                       -------
      Net realized and unrealized gain                                                   2,676
                                                                                       -------
   Increase in net assets resulting from operations                                    $20,517
                                                                                       =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003



FROM OPERATIONS                                                   9/30/2003          3/31/2003
                                                                  ----------------------------

   Net investment income                                          $   17,841        $   39,340
   Net realized gain (loss) on investments                              (484)              406
   Change in net unrealized appreciation/depreciation
      of investments                                                   3,160            23,017
                                                                  ----------------------------
      Increase in net assets resulting from operations                20,517            62,763
                                                                  ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                             (17,841)          (39,340)
                                                                  ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                         291,763           416,293
   Dividend reinvestments                                             14,647            32,744
   Cost of shares redeemed                                          (196,965)         (365,496)
                                                                  ----------------------------
      Increase in net assets from
         capital share transactions                                  109,445            83,541
                                                                  ----------------------------
   Net increase in net assets                                        112,121           106,964

NET ASSETS

   Beginning of period                                             1,254,255         1,147,291
                                                                  ----------------------------
   End of period                                                  $1,366,376        $1,254,255
                                                                  ============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                        26,851            38,548
   Shares issued for dividends reinvested                              1,348             3,028
   Shares redeemed                                                   (18,142)          (33,839)
                                                                  ----------------------------
      Increase in shares outstanding                                  10,057             7,737
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                    by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $4,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager,

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers of $812,000, for federal income tax purposes, which, if not offset by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         subsequent capital gains, will expire between 2004 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2003, were $154,476,000 and $88,451,000, respectively.

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2003, were $37,262,000 and $1,698,000, respectively, resulting in net unrealized appreciation of $35,564,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/- 0.20% to 0.50%                         +/- 0.04%
+/- 0.51% to 1.00%                         +/- 0.05%
+/- 1.01% and greater                      +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,114,000, which included a performance adjustment of $288,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $978,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $263,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                        NET REALIZED
                                                        COST TO             GAIN
       SELLER                    PURCHASER             PURCHASER          TO SELLER
-------------------------------------------------------------------------------------
USAA Short-Term Fund        USAA New York Money
                                Market Fund           $   776,000        $    2,000
USAA Intermediate-Term      USAA Short-Term Fund       15,516,000         1,556,000
   Fund

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                     ---------------------------------------------------------------------------------
                                           2003             2003           2002           2001       2000         1999
                                     ---------------------------------------------------------------------------------
Net asset value at
   beginning of period               $    10.87       $    10.65     $    10.69     $    10.46   $  10.72   $    10.74
                                     ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .15              .35            .42            .48        .47          .49
   Net realized and
      unrealized gain (loss)                .02              .22           (.04)           .23       (.26)        (.02)
                                     ---------------------------------------------------------------------------------
Total from investment operations            .17              .57            .38            .71        .21          .47
                                     ---------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.15)            (.35)          (.42)          (.48)      (.47)        (.49)
                                     ---------------------------------------------------------------------------------
Net asset value at end of period     $    10.89       $    10.87     $    10.65     $    10.69   $  10.46   $    10.72
                                     =================================================================================
Total return (%)*                          1.56             5.44           3.60           7.00       2.05         4.46
Net assets at end of period (000)    $1,366,376       $1,254,255     $1,147,291     $1,024,143   $967,620   $1,033,560
Ratio of expenses to
   average net assets (%)**                 .56(a,b)         .54(b)         .48(b)         .38        .38          .38
Ratio of net investment income to
   average net assets (%)**                2.73(a)          3.25           3.90           4.60       4.48         4.55
Portfolio turnover (%)                    10.77            14.14          20.67          19.43      18.88         7.34

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were $1,304,664,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                              -             (.01%)         (.02%)          N/A        N/A          N/A

 N O T E S
==========----------------------------------------------------------------------

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

44

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39592-1103                                   (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.